Acquisitions Purchase Price Allocation (Details) - DuPont $ in Millions	Nov. 01, 2017 USD ($)
Business Acquisition [Line Items]
Cash purchase price, net	$ 1,225.6
Cash proceeds from working capital and other adjustments	(21.5)
Fair value of FMC Health and Nutrition sold to DuPont	1,968.6
Total purchase consideration	$ 3,172.7